37 Ordinary and Extraordinary Shareholders' Meeting	12 Months Ended
Dec. 31, 2020
Ordinary And Extraordinary Shareholders Meeting
Ordinary and Extraordinary Shareholders' Meeting
Note	37 | Ordinary and Extraordinary Shareholders’ Meeting

The Company Ordinary and Extraordinary Shareholders’ Meeting held on April 28, 2020 resolved, among other issues, the following:

-	To approve edenor’s Annual Report and Financial Statements as of December 31, 2019;
-	To allocate the $ 13,088.1 million profit for the year ended December 31, 2019 (at the purchasing power of the currency at December 31, 2020 amounts to $ 16,518 million) to the:
•	Statutory reserve: $ 654.4 million (at the purchasing power of the currency at December 31, 2020 amounts to $ 826 million);
•	Discretionary reserve: $ 12,433.7 million (at the purchasing power of the currency at December 31, 2020 amounts to $ 15,692 million) under the terms of section 70, 3rd paragraph, of Business Organizations Law No. 19,550.
-	To approve the actions taken by the Directors and Supervisory Committee members, together with their respective remunerations;
-	To appoint the authorities and the external auditors for the current fiscal year;
-	To approve the amendment of Sections Nos. 13, 19, 23, 25 and 33 of the By-laws, subject to the approval of the ENRE and any other relevant administrative authority;
-	To approve the consolidated text of the By-laws with the proposed amendments.